Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Profit (loss) before taxation	€ 10,685	€ (5,978)	€ 5,746
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 2,564	€ (1,435)	€ 1,379
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	2,301	1,980	2,934
- effect of the valuation of the investments under the equity method	180	97	9
- Italian regional income tax (IRAP)	140	107	25
- effect additional tax law no 7/2009	97
- impact pursuant to foreign tax effects of italian entities	108	108	105
- tax effects related to previous years	52	(30)	147
- effect due to the tax regime provided for intercompany dividends	54	96	65
- impact pursuant to the write-down of deferred tax assets	(666)	1,785	938
- other adjustments	15	(58)	(11)
Net tax effect	2,281	4,085	4,212
Income tax expense	4,845	2,650	5,591
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 2,040	€ 1,777	€ 2,934